Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) - Indefinite-lived Intangible Assets $ in Thousands	Dec. 31, 2023 USD ($)
Amortization expense of intangible assets
2024	$ 56,898
2025	55,136
2026	55,091
2027	52,757
2028	$ 51,085